Segment Information - Schedule of Allocation of Long-lived Assets Based on Geography (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Goodwill		$ 123,217	$ 46,956	$ 36,207
Intangible assets		96,495	49,619
Long-lived assets		22,462	21,205
Argentina [member]
Segment Reporting Information [Line Items]
Goodwill		2,455	3,048
Intangible assets		28,104	28,487
Long-lived assets		9,661	7,067
Brazil [member]
Segment Reporting Information [Line Items]
Goodwill		14,132	10,508
Long-lived assets		2,056	3,779
Mexico [member]
Segment Reporting Information [Line Items]
Goodwill		81,137	7,543
Intangible assets		36,546
Long-lived assets		3,538
Uruguay [member]
Segment Reporting Information [Line Items]
Goodwill		16,839	16,839
Intangible assets		28,500	14,859
Long-lived assets		499	929
USA [member]
Segment Reporting Information [Line Items]
Long-lived assets		3,304	4,357
Other Countries [member]
Segment Reporting Information [Line Items]
Goodwill	[1]	8,654	9,018
Intangible assets	[2]	3,345	6,273
Long-lived assets	[3]	$ 3,404	$ 5,073

[1]	Other countries include Chile, Peru and Colombia
[2]	Other countries include Chile, Peru, Colombia, Brazil and United States.
[3]	Other countries include Chile, Peru, Colombia and Ecuador.